Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortized Balance of Other Intangible Assets

The amortized balance of other intangible assets is composed as follows:

	December 31
	2013	2012
	$ in thousands
Cost:
Intellectual property	59,910	65,095
Customer relations	31,063	31,063

	90,973	96,158

Less:
Impairment charges		30,142
Accumulated amortization	80,572	51,574

	10,401	14,442

Estimated Amortization Expense	Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2014	4,041
2015	3,253
2016	868
2017	808
2018	808
2019	623

10,401